Intangible Assets (Details 4)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Intangible Assets
Period of cash flow projections	5 years	5 years
Perpetual growth rate	3.00%	3.00%
Discount rate	11.16%	8.56%